Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Common Share

The following table sets forth the calculation of basic and diluted net income per common share under the two-class method:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Class A – Net (loss) income	$(1,053,636)	$284,694	$3,718,240
Class B – Net (loss) income	(442,705)	-	-

(Loss) Earnings per ordinary share
Class A – Basic and diluted	$(0.11)	$0.02	$0.31
Class B – Basic and diluted	$(0.11)	$-	$-

Weighted average number of ordinary shares outstanding
Class A – Basic and diluted	9,210,660	12,000,534	12,000,534
Class B – Basic and diluted	3,870,038	-	-